UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-07460

Exact name of registrant as specified in charter:
Delaware Investments® Dividend and Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Item 1. Reports to Stockholders

Semiannual Report	Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2010

The figures in the semiannual report for Delaware Investments Dividend and Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

> Security type and top 10 equity holdings	1

> Statement of net assets	3

> Statement of operations	11

> Statements of changes in net assets	12

> Statement of cash flows	13

> Financial highlights	14

> Notes to financial statements	15

> Other Fund information	21

> About the organization	24

Unless otherwise noted, views expressed herein are current as of May 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Investments® Dividend and Income Fund, Inc. are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Security type and top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.
As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security Type	of Net Assets
Common Stock	66.97%
Consumer Discretionary	3.76%
Consumer Staples	7.99%
Diversified REITs	1.25%
Energy	7.22%
Financials	6.58%
Health Care	9.24%
Health Care REITs	2.98%
Hotel REITs	0.40%
Industrial REITs	0.17%
Industrials	3.41%
Information Technology	6.51%
Mall REITs	2.12%
Materials	1.56%
Mortgage REITs	0.43%
Multifamily REITs	2.46%
Office REITs	1.03%
Office/Industrial REITs	0.60%
Real Estate Operating REIT	0.43%
Self-Storage REIT	0.71%
Shopping Center REITs	0.78%
Single Tenant REIT	0.22%
Specialty REITs	1.00%
Telecommunications	2.78%
Utilities	3.34%
Convertible Preferred Stock	2.13%
Convertible Bonds	12.78%
Aerospace & Defense	0.76%
Auto Parts & Equipment	0.29%
Banking, Finance & Insurance	0.17%
Basic Materials	1.44%
Building & Materials	0.08%
Cable, Media & Publishing	0.33%
Computers & Technology	2.98%
Energy	0.31%
Health Care & Pharmaceuticals	2.71%
Leisure, Lodging & Entertainment	0.56%
Real Estate	0.38%
Retail	0.25%
Telecommunications	1.71%
Transportation	0.32%
Utilities	0.49%
Corporate Bonds	44.04%
Banking	1.03%
Basic Industry	4.96%
Brokerage	0.67%
Capital Goods	3.56%
Consumer Cyclical	4.73%
Consumer Non-Cyclical	3.60%
Energy	4.96%
Finance & Investments	2.13%
Media	3.87%
Real Estate	0.23%
Services Cyclical	4.56%
Services Non-Cyclical	1.33%
Technology & Electronics	1.45%
Telecommunications	5.63%
Utilities	1.33%
Senior Secured Loans	0.94%
Limited Partnership	0.18%
Preferred Stock	0.02%
Warrant	0.00%
Discount Note	1.96%
Securities Lending Collateral	11.56%
Total Value of Securities	140.58%
Obligation to Return Securities Lending Collateral	(11.81%)
Borrowing Under Line of Credit	(30.14%)
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%

(continues)     1

Security type and top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

Holdings are for informational purposes only and are subject to change at any time.

They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Lowe’s	1.89%
Travelers	1.87%
Xerox	1.86%
Comcast Class A	1.78%
CVS Caremark	1.77%
Cardinal Health	1.75%
Kimberly-Clark	1.75%
Intel	1.73%
Northrop Grumman	1.69%
Allstate	1.67%

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.
May 31, 2010 (Unaudited)

		Number of
		Shares	Value
Common Stock – 66.97%
Consumer Discretionary – 3.76%
=∏†	Avado Brands	1,390	$0
	Comcast Class A	66,200	1,197,558
†	DIRECTV Class A	1,550	58,420
	Lowe’s	51,200	1,267,200
			2,523,178
Consumer Staples – 7.99%
†	Archer-Daniels-Midland	37,100	937,517
	CVS Caremark	34,300	1,187,808
	Kimberly-Clark	19,300	1,171,510
	Kraft Foods Class A	37,000	1,058,200
*	Safeway	45,400	1,005,156
			5,360,191
Diversified REITs – 1.25%
	Colonial Properties Trust	5,000	75,400
*	Investors Real Estate Trust	10,300	89,919
	Lexington Realty Trust	12,900	80,109
*	Vornado Realty Trust	7,665	595,417
			840,845
Energy – 7.22%
	Chevron	12,600	930,762
	ConocoPhillips	19,500	1,011,269
	Marathon Oil	32,500	1,010,425
	National Oilwell Varco	24,200	922,746
	Williams	49,200	971,700
			4,846,902
Financials – 6.58%
	Allstate	36,600	1,121,058
	Bank of New York Mellon	36,700	998,240
*	Fifth Street Finance	34,041	388,408
	Solar Capital	30,561	652,172
	Travelers	25,400	1,256,538
			4,416,416
Health Care – 9.24%
*†	Alliance HealthCare Services	7,323	40,716
	Bristol-Myers Squibb	42,200	979,462
	Cardinal Health	34,000	1,172,659
	Johnson & Johnson	17,000	991,100
	Merck	32,100	1,081,449
	Pfizer	69,189	1,053,748
	Quest Diagnostics	16,700	880,925
			6,200,059
Health Care REITs – 2.98%
	Cogdell Spencer	16,800	112,728
*	HCP	15,650	498,609
*	Health Care REIT	9,060	390,305
	LTC Properties	3,300	84,810
	Nationwide Health Properties	8,800	312,312
*	Omega Healthcare Investors	7,900	156,894
*	Ventas	9,375	440,156
			1,995,814
Hotel REITs – 0.40%
*	Host Hotels & Resorts	18,688	266,491
			266,491
Industrial REITs – 0.17%
	AMB Property	1,280	33,190
*	DCT Industrial Trust	17,200	83,248
			116,438
Industrials – 3.41%
†	Delta Air Lines	9	122
†	Flextronics International	4,400	28,864
†	Foster Wheeler	2	48
†	Mobile Mini	1,651	26,416
	Northrop Grumman	18,800	1,137,212
=∏†	PT Holdings	350	4
*	Waste Management	33,700	1,095,587
			2,288,253
Information Technology – 6.51%
	Intel	54,300	1,163,106
	International Business Machines	8,800	1,102,288
†	Motorola	124,800	854,880
	Xerox	134,200	1,249,402
			4,369,676
Mall REITs – 2.12%
	General Growth Properties	6	84
	Macerich	8,726	360,907
	Simon Property Group	11,347	964,836
	Taubman Centers	2,400	97,176
			1,423,003
Materials – 1.56%
†	duPont (E.I.) deNemours	29,000	1,048,930
			1,048,930
Mortgage REITs – 0.43%
	Chimera Investment	23,800	93,772
	Cypress Sharpridge Investments	14,800	193,732
			287,504
Multifamily REITs – 2.46%
	Apartment Investment &
	Management	7,968	164,380
	Associated Estates Realty	7,200	98,712
	AvalonBay Communities	3,000	294,180
*	BRE Properties	4,600	187,956
*	Camden Property Trust	3,450	157,458
*	Equity Residential	16,600	749,158
			1,651,844
Office REITs – 1.03%
*	Alexandria Real Estate Equities	3,090	202,642
*	Boston Properties	3,000	230,040
	Brandywine Realty Trust	11,500	133,285
*	Government Properties
	Income Trust	4,800	127,776
			693,743

(continues)     3

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Number of
	Shares	Value
Common Stock (continued)
Office/Industrial REITs – 0.60%
* Digital Realty Trust	5,550	$315,851
Liberty Property Trust	2,700	83,187
		399,038
Real Estate Operating REIT – 0.43%
Starwood Property Trust	16,000	291,680
		291,680
Self-Storage REIT – 0.71%
* Public Storage	5,150	477,354
		477,354
Shopping Center REITs – 0.78%
Cedar Shopping Centers	5,700	39,159
* Federal Realty Investment Trust	300	22,110
* Kimco Realty	20,430	292,149
Ramco-Gershenson Properties Trust	8,800	95,128
* Weingarten Realty Investors	3,600	75,096
		523,642
Single Tenant REIT – 0.22%
* National Retail Properties	6,700	147,266
		147,266
Specialty REITs – 1.00%
* Entertainment Properties Trust	6,320	258,741
* Plum Creek Timber	6,885	241,113
* Potlatch	4,825	168,103
		667,957
Telecommunications – 2.78%
AT&T	33,200	806,760
=† Century Communications	500,000	0
* Frontier Communications	24,400	193,980
† GeoEye	550	17,474
Verizon Communications	30,700	844,864
		1,863,078
Utilities – 3.34%
American Water Works	4,300	87,462
Edison International	33,900	1,097,004
† Mirant	189	2,347
NorthWestern	3,300	86,922
Progress Energy	25,100	968,609
		2,242,344
Total Common Stock (cost $47,761,769)		44,941,646

Convertible Preferred Stock – 2.13%
Banking, Finance & Insurance – 0.87%
Aspen Insurance Holdings 5.625%
exercise price $29.28,
expiration date 12/31/49	8,800	471,350
Citigroup 7.50% exercise price
$3.94, expiration date 12/15/12	900	107,676
@ Fannie Mae 8.75% exercise price
$32.45, expiration date 5/13/11	3,500	5,285
		584,311
Energy – 0.53%
El Paso Energy Capital Trust I
4.75% exercise price $41.59,
expiration date 3/31/28	5,250	189,000
Whiting Petroleum 6.25%
exercise price $43.42,
expiration date 12/31/49	800	165,392
		354,392
Health Care & Pharmaceuticals – 0.39%
Merck 6.00% exercise price $52.85,
expiration date 8/13/10	15	3,719
Mylan 6.50% exercise price $17.08,
expiration date 11/15/10	220	258,830
		262,549
Telecommunications – 0.34%
Lucent Technologies Capital Trust I
7.75% exercise price $24.80,
expiration date 3/15/17	305	231,876
		231,876
Total Convertible Preferred Stock
(cost $1,536,658)		1,433,128

	Principal
	Amount
Convertible Bonds – 12.78%
Aerospace & Defense – 0.76%
# AAR 144A 1.75% exercise price
$29.43, expiration date 1/1/26	$260,000	239,200
*# L-3 Communications Holdings 144A
3.00% exercise price $98.94,
expiration date 8/1/35	265,000	269,306
		508,506
Auto Parts & Equipment – 0.29%
ArvinMeritor 4.00% exercise price
$26.73, expiration date 2/15/27	235,000	191,525
		191,525
Banking, Finance & Insurance – 0.17%
Jefferies Group 3.875%
exercise price $39.20,
expiration date 11/1/29	115,000	111,119
		111,119
Basic Materials – 1.44%
# Owens-Brockway Glass Container
144A 3.00% exercise price
$47.47, expiration date 5/28/15	335,000	324,950
Rayonier TRS Holdings 3.75%
exercise price $54.81,
expiration date 10/15/12	345,000	358,369
# Sino-Forest 144A 5.00% exercise
price $20.29, expiration
date 8/1/13	255,000	282,731
		966,050

		Principal
		Amount	Value
	Convertible Bonds (continued)
	Building & Materials – 0.08%
	Beazer Homes USA 4.625%
	exercise price $49.64,
	expiration date 6/15/24	$55,000	$55,481
			55,481
	Cable, Media & Publishing – 0.33%
	VeriSign 3.25% exercise price
	$34.37, expiration date 8/15/37	235,000	220,900
			220,900
	Computers & Technology – 2.98%
#	Advanced Micro Devices 144A
	6.00% exercise price $28.08,
	expiration date 5/1/15	450,000	438,749
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25	435,000	407,269
	Hutchinson Technology 3.25%
	exercise price $36.43,
	expiration date 1/15/26	150,000	126,750
	Intel 2.95% exercise price $31.14,
	expiration date 12/15/35	145,000	142,644
	Linear Technology 3.00%
	exercise price $45.36,
	expiration date 5/1/27	425,000	424,468
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/15/27	43,000	37,518
#	Rovi 144A 2.625%
	exercise price $47.36,
	expiration date 2/15/40	250,000	253,750
	SanDisk 1.00% exercise price
	$82.35, expiration date 5/15/13	190,000	171,950
			2,003,098
	Energy – 0.31%
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38	220,000	160,325
	Peabody Energy 4.75%
	exercise price $58.44,
	expiration date 12/15/41	50,000	50,375
			210,700
	Health Care & Pharmaceuticals – 2.71%
#	Allergan 144A 1.50%
	exercise price $63.33,
	expiration date 4/1/26	415,000	459,093
	Amgen
	0.375% exercise price $79.48,
	expiration date 2/1/13	270,000	267,638
	#144A 0.375% exercise price
	$79.48, expiration date 2/1/13	165,000	163,556
Φ	Hologic 2.00% exercise price
	$38.59, expiration
	date 12/15/37	255,000	218,981
	Inverness Medical Innovations
	3.00% exercise price $43.98,
	expiration date 5/15/16	215,000	217,419
	LifePoint Hospitals 3.25%
	exercise price $61.22,
	expiration date 8/15/25	220,000	209,275
	Medtronic 1.65% exercise price
	$54.79, expiration date 4/15/13	275,000	280,156
			1,816,118
	Leisure, Lodging & Entertainment – 0.56%
#	Gaylord Entertainment 144A
	3.75% exercise price $27.25,
	expiration date 10/1/14	160,000	185,400
*	International Game Technology
	3.25% exercise price $19.97,
	expiration date 5/1/14	160,000	193,400
			378,800
	Real Estate – 0.38%
#	Digital Realty Trust 144A 5.50%
	exercise price $43.00,
	expiration date 4/15/29	95,000	132,881
#	Lexington Realty Trust 144A
	6.00% exercise price $7.09,
	expiration date 1/15/30	120,000	124,343
			257,224
	Retail – 0.25%
	Pantry 3.00% exercise price $50.09,
	expiration date 11/15/12	180,000	164,700
			164,700
	Telecommunications – 1.71%
	Alaska Communications System
	Group 5.75% exercise price
	$12.90, expiration date 3/1/13	260,000	245,050
*	Leap Wireless International
	4.50% exercise price $93.21,
	expiration date 7/15/14	217,000	183,094
	Level 3 Communications 5.25%
	exercise price $3.98,
	expiration date 12/15/11	140,000	135,100
	NII Holdings 3.125% exercise
	price $118.32, expiration
	date 6/15/12	410,000	379,250
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14	165,000	208,519
			1,151,013
	Transportation – 0.32%
	Bristow Group 3.00% exercise price
	$77.34, expiration date 6/14/38	254,000	213,678
			213,678
	Utilities – 0.49%
	Dominion Resources 2.125%
	exercise price $35.44, expiration
	date 12/15/23	290,000	327,338
			327,338
	Total Convertible Bonds
	(cost $8,306,912)		8,576,250

(continues)     5

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Principal
		Amount	Value
Corporate Bonds – 44.04%
Banking – 1.03%
	Capital One Capital V
	10.25% 8/15/39	$190,000	$205,437
*	GMAC 8.00% 12/31/18	160,000	152,000
•#	HBOS Capital Funding 144A
	6.071% 6/29/49	205,000	147,600
•#	Rabobank 144A 11.00% 12/29/49	150,000	182,468
	Zions Bancorporation
	5.50% 11/16/15	7,000	6,307
			693,812
Basic Industry – 4.96%
	AK Steel 7.625% 5/15/20	130,000	129,025
#	Algoma Acquisition 144A
	9.875% 6/15/15	170,000	158,950
*#	Appleton Papers 144A
	10.50% 6/15/15	130,000	118,950
	Century Aluminum 8.00% 5/15/14	131,150	127,379
#	Drummond 144A 9.00% 10/15/14	145,000	145,000
#	Essar Steel Algoma 144A
	9.375% 3/15/15	15,000	15,450
#	FMG Finance 144A
	10.625% 9/1/16	275,000	303,875
*	Hexion US Finance 9.75% 11/15/14	226,000	216,960
	International Coal Group
	9.125% 4/1/18	150,000	150,750
*	Lyondell Chemical 11.00% 5/1/18	150,000	159,750
#	MacDermid 144A 9.50% 4/15/17	393,000	395,947
	Millar Western Forest Products
	7.75% 11/15/13	85,000	75,225
#	Murray Energy 144A
	10.25% 10/15/15	150,000	150,000
	NewPage
	*11.375% 12/31/14	25,000	23,500
	#144A 11.375% 12/31/14	130,000	122,200
•	Noranda Aluminum Acquisition
	PIK 5.373% 5/15/15	155,006	126,717
	Novelis
	7.25% 2/15/15	75,000	70,673
	11.50% 2/15/15	72,000	78,480
*#	PE Paper Escrow 144A
	12.00% 8/1/14	100,000	109,680
=@	Port Townsend 7.32% 8/27/12	102,592	74,379
	Ryerson
	•7.719% 11/1/14	99,000	92,689
	12.00% 11/1/15	125,000	127,813
*#	Steel Dynamics 144A
	7.625% 3/15/20	115,000	114,425
	Teck Resources
	10.25% 5/15/16	28,000	32,938
	10.75% 5/15/19	75,000	90,511
*	Verso Paper Holdings
	11.375% 8/1/16	135,000	117,788
			3,329,054
Brokerage – 0.67%
	E Trade Financial PIK
	12.50% 11/30/17	263,000	293,245
#	Penson Worldwide 144A
	12.50% 5/15/17	160,000	159,400
			452,645
Capital Goods – 3.56%
	AMH Holdings 11.25% 3/1/14	150,000	150,000
#	Associated Materials 144A
	9.875% 11/15/16	15,000	16,200
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20	74,000	63,640
#	Cemex Finance 144A
	9.50% 12/14/16	150,000	137,625
#	DAE Aviation Holdings 144A
	11.25% 8/1/15	135,000	136,013
#	Express 144A 8.75% 3/1/18	100,000	101,250
*	Graham Packaging Capital I
	9.875% 10/15/14	123,000	124,538
	Intertape Polymer 8.50% 8/1/14	100,000	82,000
*	Manitowoc 9.50% 2/15/18	155,000	153,063
*	NXP BV Funding 9.50% 10/15/15	170,000	146,838
#	Plastipak Holdings 144A
	10.625% 8/15/19	71,000	77,745
	#Ply Gem Industries 144A
	13.125% 7/15/14	165,000	167,474
	Pregis 12.375% 10/15/13	312,000	308,879
*	RBS Global/Rexnord 11.75% 8/1/16	183,000	192,149
	Solo Cup 8.50% 2/15/14	79,000	73,273
#	Susser Holdings/Finance 144A
	8.50% 5/15/16	140,000	138,950
	Thermadyne Holdings
	11.50% 2/1/14	152,000	156,750
#	Trimas 144A 9.75% 12/15/17	120,000	122,400
#	USG 144A 9.75% 8/1/14	35,000	36,838
			2,385,625
Consumer Cyclical – 4.73%
#	Allison Transmission 144A
	11.00% 11/1/15	220,000	231,000
	American Axle & Manufacturing
	7.875% 3/1/17	215,000	191,350
	Ames True Temper 10.00% 7/15/12	95,000	92,150
	ArvinMeritor
	8.125% 9/15/15	160,000	149,200
	10.625% 3/15/18	85,000	87,550
	Beazer Homes USA
	8.125% 6/15/16	110,000	101,200
	*9.125% 6/15/18	50,000	47,250
	Burlington Coat Factory Investment
	Holdings 14.50% 10/15/14	295,000	311,224
*	Ford Motor 7.45% 7/16/31	244,000	218,380
	Ford Motor Credit 12.00% 5/15/15	160,000	186,575

		Principal
		Amount	Value
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	Games Merger 144A
	11.00% 6/1/18	$140,000	$138,600
*	Goodyear Tire & Rubber
	10.50% 5/15/16	2,000	2,130
	Interface
	9.50% 2/1/14	16,000	16,440
	#144A 11.375% 11/1/13	50,000	56,125
	K Hovnanian Enterprises
	6.25% 1/15/15	125,000	98,750
	7.50% 5/15/16	70,000	52,850
#	Landry’s Restaurants 144A
	11.625% 12/1/15	220,000	230,450
	M/I Homes 6.875% 4/1/12	75,000	73,313
‡	Motors Liquidation 7.20% 1/15/11	265,000	83,475
#	Norcraft Finance 144A
	10.50% 12/15/15	110,000	116,050
	Norcraft Holdings 9.75% 9/1/12	69,000	63,221
*	OSI Restaurant Partners
	10.00% 6/15/15	158,000	155,630
	Quiksilver 6.875% 4/15/15	200,000	176,000
*	Rite Aid 9.375% 12/15/15	90,000	74,475
	Standard Pacific
	8.375% 5/15/18	70,000	67,375
	10.75% 9/15/16	75,000	81,750
*	Tenneco Automotive
	8.625% 11/15/14	71,000	70,645
			3,173,158
Consumer Non-Cyclical – 3.60%
	Accellent 10.50% 12/1/13	105,000	101,850
#	Alliance One International 144A
	10.00% 7/15/16	118,000	120,950
	Bausch & Lomb 9.875% 11/1/15	137,000	140,425
#	BioScrip 144A 10.25% 10/1/15	150,000	147,000
#	Cott Beverages 144A
	8.375% 11/15/17	90,000	91,125
	Dean Foods 7.00% 6/1/16	90,000	83,138
	DJO Finance 11.75% 11/15/14	160,000	164,400
	Inverness Medical Innovations
	9.00% 5/15/16	104,000	102,700
	JBS USA/Finance 11.625% 5/1/14	68,000	75,011
#	JohnsonDiversey Holdings 144A
	10.50% 5/15/20	329,000	355,319
	LVB Acquisition 11.625% 10/15/17	135,000	144,788
#	Mylan 144A 7.875% 7/15/20	75,000	75,469
#	Novasep Holding 144A
	9.75% 12/15/16	145,000	141,466
#	Quintiles Transnational PIK 144A
	9.50% 12/30/14	70,000	70,000
	Smithfield Foods 7.75% 7/1/17	67,000	63,315
#	Tops Markets 144A
	10.125% 10/15/15	140,000	145,250
	Universal Hospital Services PIK
	8.50% 6/1/15	80,000	77,200
#	Viskase 144A 9.875% 1/15/18	165,000	167,475
*	Yankee Acquisition 9.75% 2/15/17	150,000	151,875
			2,418,756
Energy – 4.96%
#	American Petroleum Tankers 144A
	10.25% 5/1/15	75,000	74,625
#	Antero Resources Finance 144A
	9.375% 12/1/17	115,000	113,275
#	Aquilex Holdings 144A
	11.125% 12/15/16	110,000	110,550
	Chesapeake Energy 9.50% 2/15/15	114,000	123,975
*	Complete Production Service
	8.00% 12/15/16	77,000	76,230
	Copano Energy Finance
	7.75% 6/1/18	94,000	89,770
#	Crosstex Energy/Finance 144A
	8.875% 2/15/18	120,000	118,800
*	Dynegy Holdings 7.75% 6/1/19	162,000	117,855
	El Paso
	6.875% 6/15/14	47,000	47,357
	7.00% 6/15/17	52,000	51,052
#	El Paso Performance-Linked Trust
	144A 7.75% 7/15/11	33,000	34,263
#	Global Geophysical Services 144A
	10.50% 5/1/17	70,000	67,550
	Headwaters 11.375% 11/1/14	145,000	146,813
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16	211,000	207,834
*#	Hercules Offshore 144A
	10.50% 10/15/17	160,000	149,600
#	Hilcorp Energy I 144A
	8.00% 2/15/20	165,000	160,875
#	Holly 144A 9.875% 6/15/17	121,000	122,815
	Key Energy Services
	8.375% 12/1/14	141,000	141,000
#	Linn Energy/Finance 144A
	8.625% 4/15/20	160,000	159,200
*#	NFR Energy/Finance 144A
	9.75% 2/15/17	150,000	141,000
	OPTI Canada
	7.875% 12/15/14	116,000	99,180
	8.25% 12/15/14	222,000	190,920
	PetroHawk Energy 7.875% 6/1/15	150,000	146,063
	Petroleum Development
	12.00% 2/15/18	143,000	148,005
#	Pioneer Drilling 144A
	9.875% 3/15/18	75,000	74,625
	Quicksilver Resources
	7.125% 4/1/16	215,000	195,113
#	SandRidge Energy 144A
	*8.75% 1/15/20	110,000	100,100
	9.875% 5/15/16	123,000	121,770
			3,330,215

(continues)     7

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Principal
		Amount	Value
Corporate Bonds (continued)
Finance & Investments – 2.13%
•	American International Group
	8.175% 5/15/58	$265,000	$208,688
	City National Capital Trust I
	9.625% 2/1/40	145,000	148,047
•	Genworth Financial
	6.15% 11/15/66	291,000	204,428
•#	ILFC E-Capital Trust II
	144A 6.25% 12/21/65	225,000	138,375
#	International Lease Finance 144A
	8.75% 3/15/17	75,000	68,813
•#	Liberty Mutual Group 144A
	7.00% 3/15/37	195,000	151,655
	Nuveen Investments
	10.50% 11/15/15	489,000	442,544
•∏	XLCapital 6.50% 12/31/49	95,000	67,450
			1,430,000
Media – 3.87%
	Affinion Group 11.50% 10/15/15	70,000	72,625
	Cablevision Systems
	8.00% 4/15/20	15,000	14,850
	#144A 8.625% 9/15/17	65,000	65,650
#	CCO Holdings/Capital 144A
	*7.875% 4/30/18	35,000	34,519
	8.125% 4/30/20	45,000	44,775
#	Charter Communications
	Operating 144A
	10.875% 9/15/14	68,000	74,630
*	Clear Channel Communications
	10.75% 8/1/16	150,000	111,750
#	Columbus International 144A
	11.50% 11/20/14	135,000	143,775
	DISH DBS 7.875% 9/1/19	150,000	152,250
#	Gray Television 144A
	10.50% 6/29/15	150,000	142,500
#	GXS Worldwide 144A
	9.75% 6/15/15	150,000	141,375
#	MDC Partners 144A
	11.00% 11/1/16	70,000	75,250
#	Nexstar/Mission Broadcasting 144A
	8.875% 4/15/17	150,000	149,250
	Nielsen Finance
	10.00% 8/1/14	75,000	76,594
	11.50% 5/1/16	25,000	26,625
	11.625% 2/1/14	42,000	45,150
	*Ω12.50% 8/1/16	166,000	154,380
#	Sinclair Television Group 144A
	9.25% 11/1/17	110,000	109,450
#	Sitel/Finance 144A 11.50% 4/1/18	150,000	143,250
#	Terremark Worldwide 144A
	12.25% 6/15/17	131,000	149,340
*#	Umbrella Acquisition PIK 144A
	9.75% 3/15/15	94,725	80,871
#	Univision Communications 144A
	12.00% 7/1/14	103,000	111,240
#	UPC Holding 144A
	9.875% 4/15/18	100,000	101,500
#	XM Satellite Radio 144A
	13.00% 8/1/13	340,000	374,000
			2,595,599
Real Estate – 0.23%
*	Felcor Lodging 10.00% 10/1/14	155,000	155,775
			155,775
Services Cyclical – 4.56%
#	Ashtead Capital 144A
	9.00% 8/15/16	100,000	100,000
#	Avis Budget Car Rental/Finance
	144A 9.625% 3/15/18	155,000	155,775
#	Delta Air Lines 144A
	12.25% 3/15/15	140,000	145,950
#	Equinox Holdings 144A
	9.50% 2/1/16	155,000	152,675
#	General Maritime 144A
	12.00% 11/15/17	155,000	159,650
	Global Cash Access 8.75% 3/15/12	35,000	35,000
	Harrah’s Operating
	*10.00% 12/15/18	110,000	87,450
	#144A 10.00% 12/15/18	189,000	150,255
#	Kansas City Southern
	de Mexico 144A
	8.00% 2/1/18	35,000	35,131
	12.50% 4/1/16	100,000	116,000
*#	MCE Finance 144A
	10.25% 5/15/18	185,000	185,000
	MGM MIRAGE
	*13.00% 11/15/13	101,000	115,645
	*#144A 11.375% 3/1/18	410,000	381,301
	Mohegan Tribal Gaming Authority
	*6.875% 2/15/15	40,000	29,300
	*7.125% 8/15/14	100,000	74,500
#	NCL 144A 11.75% 11/15/16	155,000	166,625
‡@	Northwest Airlines 10.00% 2/1/11	55,000	206
*#	Peninsula Gaming 144A
	10.75% 8/15/17	160,000	158,400
#	Pinnacle Entertainment 144A
	8.75% 5/15/20	90,000	83,700
	Royal Caribbean Cruises
	6.875% 12/1/13	80,000	79,000
	RSC Equipment Rental
	*9.50% 12/1/14	132,000	126,060
	*#144A 10.25% 11/15/19	15,000	14,475
#	ServiceMaster PIK 144A
	10.75% 7/15/15	145,000	145,725
#	Shingle Springs Tribal Gaming
	Authority 144A 9.375% 6/15/15	176,000	138,160
#	United Air Lines 144A
	12.00% 11/1/13	220,000	226,050
			3,062,033

		Principal
		Amount	Value
Corporate Bonds (continued)
Services Non-Cyclical – 1.33%
#	Alion Science & Technology PIK
	144A 12.00% 11/1/14	$120,260	$120,257
	Casella Waste Systems
	9.75% 2/1/13	137,000	134,945
	#144A 11.00% 7/15/14	90,000	94,950
#	Radiation Therapy Services 144A
	9.875% 4/15/17	155,000	151,124
#	Radnet 144A 10.375% 4/1/18	155,000	142,523
	Select Medical 7.625% 2/1/15	109,000	103,005
•	US Oncology Holdings PIK
	6.643% 3/15/12	159,000	146,678
			893,482
Technology & Electronics – 1.45%
#	Aspect Software 144A
	10.625% 5/15/17	155,000	154,419
*	First Data 9.875% 9/24/15	335,000	274,699
#	International Wire Group 144A
	9.75% 4/15/15	140,000	139,475
#	MagnaChip Semiconductor/Finance
	144A 10.50% 4/15/18	110,000	113,438
	Sanmina-SCI 8.125% 3/1/16	154,000	147,455
*	SunGard Data Systems
	10.25% 8/15/15	138,000	140,243
			969,729
Telecommunications – 5.63%
#	Clearwire Communications 144A
	12.00% 12/1/15	295,000	288,350
*	Cricket Communications
	10.00% 7/15/15	150,000	154,500
#	Digicel Group 144A
	8.875% 1/15/15	100,000	97,250
	PIK 9.125% 1/15/15	100,000	97,750
	10.50% 4/15/18	100,000	101,750
*#	GCI 144A 8.625% 11/15/19	115,000	112,125
#	Global Crossing 144A
	12.00% 9/15/15	205,000	224,475
	Intelsat Bermuda
	11.25% 2/4/17	358,000	354,419
	PIK 11.50% 2/4/17	164,688	162,629
#	Level 3 Financing 144A
	10.00% 2/1/18	170,000	150,450
*	MetroPCS Wireless 9.25% 11/1/14	129,000	133,515
	NII Capital 10.00% 8/15/16	138,000	148,350
	PAETEC Holding
	*8.875% 6/30/17	71,000	70,468
	*9.50% 7/15/15	80,000	78,200
#	Primus Telecommunications Holding
	144A 13.00% 12/15/16	89,000	89,445
#	Qwest 144A 8.375% 5/1/16	5,000	5,450
	Qwest Communications
	International 7.50% 2/15/14	61,000	60,390
	Sprint Capital 8.75% 3/15/32	255,000	244,163
#	Telcordia Technologies 144A
	11.00% 5/1/18	160,000	155,800
	Telesat Canada
	*11.00% 11/1/15	80,000	87,200
	12.50% 11/1/17	189,000	214,515
	ViaSat 8.875% 9/15/16	75,000	76,125
	Virgin Media 6.50% 11/15/16	198,000	225,225
	Virgin Media Finance
	8.375% 10/15/19	100,000	100,250
*	West 11.00% 10/15/16	160,000	162,400
#	Wind Acquisition Finance 144A
	11.75% 7/15/17	100,000	102,500
	12.00% 12/1/15	75,000	77,625
			3,775,319
Utilities – 1.33%
	AES
	7.75% 3/1/14	83,000	83,415
	8.00% 6/1/20	35,000	34,125
*	Edison Mission Energy
	7.00% 5/15/17	100,000	68,125
	Elwood Energy 8.159% 7/5/26	157,828	150,331
*	Energy Future Holdings
	10.875% 11/1/17	66,000	48,840
*	Mirant Americas Generation
	8.50% 10/1/21	200,000	183,999
	NRG Energy 7.375% 2/1/16	69,000	66,930
•	Puget Sound Energy
	6.974% 6/1/67	110,000	100,855
*	Texas Competitive Electric Holdings
	10.25% 11/1/15	120,000	81,000
	TXU 5.55% 11/15/14	105,000	74,210
			891,830
Total Corporate Bonds
	(cost $28,662,234)		29,557,032

«Senior Secured Loans – 0.94%
	BWAY Holding Bridge Term Tranche
	Loan 9.50% 12/30/11	320,000	320,000
	Chester Downs & Marina Term
	Tranche Loan 12.375% 12/31/16	69,300	69,300
	PQ Term Tranche Loan
	6.73% 7/30/15	170,000	155,550
	Texas Competitive Electric Holdings
	Term Tranche Loan B2
	3.729% 10/10/14	114,825	88,654
Senior Secured Loans (cost $615,121)			633,504

(continues)     9

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Number of
	Shares	Value
Limited Partnership – 0.18%
* Brookfield Infrastructure Partners	7,600	$119,168
Total Limited Partnership
(cost $144,435)		119,168

Preferred Stock – 0.02%
Industrials – 0.00%
=† Port Townsend	70	0
		0
Real Estate – 0.02%
W2007 Grace Acquisitions I 8.75%	34,400	10,320
		10,320
Total Preferred Stock
(cost $929,300)		10,320

Warrant – 0.00%
=† Port Townsend	70	1
Total Warrant (cost $1,680)		1

	Principal
	Amount
≠Discount Note – 1.96%
Federal Home Loan Bank
0.06% 6/1/10	$1,312,010	1,312,010
Total Discount Note
(cost $1,312,010)		1,312,010

Total Value of Securities Before
Securities Lending Collateral – 129.02%
(cost $89,270,119)		86,583,059

	Number of
	Shares
Securities Lending Collateral** – 11.56%
Investment Companies
Mellon GSL DBT II Collateral Fund	6,933,281	6,933,281
BNY Mellon SL DBT II
Liquidating Fund	830,501	820,701
@†Mellon GSL Reinvestment Trust II	163,237	6,938
Total Securities Lending Collateral
(cost $7,927,019)		7,760,920

Total Value of Securities – 140.58%
(cost $97,197,138)		94,343,979 ©
Obligation to Return Securities
Lending Collateral** – (11.81%)		(7,927,019)
Borrowing Under Line of Credit – (30.14%)		(20,225,000)
Receivables and Other Assets
Net of Liabilities – 1.37%		918,525
Net Assets Applicable to 9,439,043
Shares Outstanding; Equivalent to
$7.11 Per Share – 100.00%		$67,110,485

Components of Net Assets at May 31, 2010:
Common stock, $0.01 par value,
500,000,000 shares authorized to the Fund		$96,038,160
Distributions in excess of net investment income		(66,931)
Accumulated net realized loss on investments		(25,860,477)
Net unrealized depreciation of investments		(3,000,267)
Total net assets		$67,110,485

†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of May 31, 2010. Interest rates reset periodically.
‡	Non income producing security. Security is currently in default.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $86,808, which represented 0.13% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2010, the aggregate amount of the restricted securities was $67,454 or 0.10% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2010, the aggregate amount of fair valued securities was $74,384, which represented 0.11% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2010, the aggregate amount of Rule 144A securities was $17,073,446, which represented 25.44% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2010.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
Φ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2010.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $7,797,376 of securities loaned.

Summary of Abbreviations:
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

See accompanying notes

Statement of operations

Delaware Investments® Dividend and Income Fund, Inc.
Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Dividends	$866,994
Interest	1,753,029
Securities lending income	10,502	$2,630,525

Expenses:
Management fees	244,180
Reports to shareholders	53,270
Dividend disbursing and transfer agent fees and expenses	37,092
Accounting and administration expenses	17,713
Leverage expenses	12,268
NYSE fees	11,875
Legal fees	11,801
Pricing fees	9,254
Audit and tax	7,880
Dues and services	4,035
Directors’ fees	1,982
Custodian fees	1,676
Insurance fees	1,200
Consulting fees	348
Registration fees	231
Directors’ expenses	185
Total operating expenses (before interest expense)		414,990
Interest expense		146,861
Total operating expenses (after interest expense)		561,851
Net Investment Income		2,068,674

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments		1,997,837
Net change in unrealized appreciation/depreciation of investments		(120,148)
Net Realized and Unrealized Gain on Investments		1,877,689

Net Increase in Net Assets Resulting from Operations		$3,946,363

See accompanying notes

Statements of changes in net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Six Months
	Ended	Year Ended
	5/31/10	11/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,068,674	$4,021,679
Net realized gain (loss) on investments	1,997,837	(10,722,630)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(120,148)	31,142,775
Net increase in net assets resulting from operations	3,946,363	24,441,824

Dividends and Distributions to Shareholders from:1
Net investment income	(3,256,470)	(3,988,862)
Tax return of capital	—	(2,947,565)
	(3,256,470)	(6,936,427)

Capital Share Transactions:
Cost of shares repurchased2	—	(2,916,169)
Decrease in net assets derived from capital stock transactions	—	(2,916,169)
Net Increase in Net Assets	689,893	14,589,228

Net Assets:
Beginning of period	66,420,592	51,831,364
End of period (including distributions in excess of
net investment income of $66,931 and $66,931, respectively)	$67,110,485	$66,420,592

1 See Note 4 in ”Notes to financial statements.”
2 See Note 6 in “Notes to financial statements.”

See accompanying notes

Statement of cash flows

Delaware Investments® Dividend and Income Fund, Inc.
Six Months Ended May 31, 2010 (Unaudited)

Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$3,946,363

Adjustments to reconcile net increase in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(147,937)
Purchase of investment securities	(30,165,111)
Proceeds from disposition of investment securities	31,114,102
Proceeds from disposition of short-term investment securities, net	471,562
Net realized gain on investment transactions	(1,921,633)
Net change in unrealized appreciation/depreciation of investments	120,148
Increase in receivable for investments sold	(53,707)
Increase in interest and dividends receivable and other assets	(36,008)
Decrease in payable for investments purchased	(108,128)
Increase in interest payable	26,034
Increase in accrued expenses and other liabilities	22,173
Total adjustments	(678,505)
Net cash provided by operating activities	3,267,858

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(3,256,470)
Net cash used for financing activities	(3,256,470)
Net increase in cash	11,388
Cash at beginning of period	16,938
Cash at end of period	$28,326

Cash paid for interest expense for leverage	$120,827

See accompanying notes

Financial highlights

Delaware Investments® Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
	(Unaudited)
Net asset value, beginning of period	$7.040	$5.220	$11.850	$14.200	$12.650	$12.960

Income (loss) from investment operations:
Net investment income2	0.219	0.413	0.490	0.408	0.470	0.623
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.196	2.120	(6.160)	(0.640)	2.150	0.027
Total from investment operations	0.415	2.533	(5.670)	(0.232)	2.620	0.650

Less dividends and distributions from:
Net investment income	(0.345)	(0.410)	(0.558)	(0.553)	(0.486)	(0.722)
Net realized gain on investments	—	—	—	(0.912)	(0.584)	(0.238)
Return of capital	—	(0.303)	(0.402)	(0.653)	—	—
Total dividends and distributions	(0.345)	(0.713)	(0.960)	(2.118)	(1.070)	(0.960)

Net asset value, end of period	$7.110	$7.040	$5.220	$11.850	$14.200	$12.650

Market value, end of period	$7.040	$6.600	$4.020	$10.660	$13.460	$12.550

Total return based on:3
Net asset value	5.77%	53.26%	(50.35% )	(0.94% )	22.41%	5.44%
Market value	11.71%	86.93%	(57.51% )	(5.99% )	16.96%	15.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$67,110	$66,421	$51,831	$123,928	$156,324	$146,638
Ratio of expenses to average net assets	1.63%	1.83%	2.39%	2.71%	2.71%	2.20%
Ratio of expenses to adjusted average net assets
(before interest expense)4	0.93%	1.05%	0.88%	0.84%	0.88%	0.91%
Ratio of interest expense to adjusted average net assets4	0.33%	0.30%	0.80%	1.25%	1.19%	0.78%
Ratio of net investment income to average net assets	6.00%	7.06%	5.12%	2.92%	3.59%	4.81%
Ratio of net investment income to adjusted average net assets4	4.64%	5.21%	3.59%	2.27%	2.74%	3.70%
Portfolio turnover	69%	65%	64%	49%	63%	94%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$20,225	$20,225	$20,225	$44,000	$44,000	$48,000
Asset coverage per $1,000 of debt outstanding at end of period	$4,318	$4,284	$3,563	$3,820	$4,577	$4,073

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
4 Adjusted average net assets excludes debt outstanding.

See accompanying notes

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.
May 31, 2010 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. The actual determination of the source of the Fund’s distributions can be made only at year-end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2010 in early 2011.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(continues)     15

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,613 for the six months ended May 31, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. DMC, as defined below, and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended May 31, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.55%, (calculated daily) of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fee, adjusted average weekly net assets excludes line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; and 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2010, the Fund was charged $2,227 for these services.

At May 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$41,647
Fees and expenses payable to DSC	379
Other expenses payable to DMC and affiliates*	4,095

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Fund was charged $754 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and directors are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2010, the Fund made purchases of $30,165,111 and sales of $31,114,102 of investment securities other than short-term investments.

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments was $97,659,325. At May 31, 2010, net unrealized depreciation was $3,315,346, of which $5,350,549 related to unrealized appreciation of investments and $8,665,895 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets
Level 2 – Inputs are observable, directly or indirectly
Level 3 – Inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$165,392	$39,835,800	$198,722	$40,199,914
Common Stock	44,941,642	—	4	44,941,646
Short-Term Investments	—	1,312,010	—	1,312,010
Securities Lending Collateral	6,933,281	820,701	6,938	7,760,920
Other	119,168	—	10,321	129,489
Total	$52,159,483	$41,968,511	$215,985	$94,343,979

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Corporate	Common	Lending		Total
	Debt	Stock	Collateral	Other	Fund
Balance as of
11/30/09	$74,379	$43	$6,938	$20,641	$102,001
Purchases	120,000	—	—	—	120,000
Net change in
unrealized
appreciation/
depreciation	4,343	(39)	—	(10,320)	(6,016)
Balance as of
5/31/10	$198,722	$4	$6,938	$10,321	$215,985
Net change in
unrealized
appreciation/
depreciation
from investments
still held as of
5/31/10	$4,343	$—	$—	$(10,320)	$(5,977)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/10*	11/30/09
	(Unaudited)
Ordinary income	$3,256,470	$3,988,862
Return of capital	—	2,947,565
Total	$3,256,470	$6,936,427

*Tax information for the six months ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$96,038,160
Realized gains 12/1/09 – 5/31/10	1,893,004
Capital loss carryforwards as of 11/30/09	(27,438,402)
Unrealized depreciation of investments	(3,315,346)
Other temporary differences	(66,931)
Net assets	$67,110,485

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax treatment of partnership income and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2010, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Paid-in capital	$(1,148,144)
Distributions in excess of net investment income	1,187,796
Accumulated net realized gain	(39,652)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2009 will expire as follows: $16,115,503 expires in 2016 and $11,322,899 expires in 2017.

For the six months ended May 31, 2010, the Fund had capital gains of $1,893,004, which may reduce the capital loss carryforwards.

(continues)     17

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, The Bank of New York Mellon (BNY Mellon) Shareowner Services, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2010 and the year ended November 30, 2009.

On May 21, 2009, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on June 29, 2009, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2009 and expired on June 26, 2009.

In connection with the tender offer, the Fund purchased 496,792 shares of capital stock at a total cost of approximately $2,916,169. The tender offer was oversubscribed, and all tenders of shares were subject to proration (at a ratio of approximately 0.879434237) in accordance with the terms of the tender offer.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2010 and the year ended November 30, 2009.

7. Line of Credit

For the six months ended May 31, 2010, the Fund borrowed money pursuant to a $30,000,000 Credit Agreement with BNY Mellon that expires on November 15, 2010. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2010, the par value of loans outstanding was $20,225,000 at a variable interest rate of 1.40%. During the six months ended May 31, 2010, the average daily balance of loans outstanding was $20,225,000 at a weighted average interest rate of approximately 1.46%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/ depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended May 31, 2010, the Fund did not enter into CDS contracts as a purchaser or seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than when the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments. There were no outstanding swap contracts at May 31, 2010.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2010, the value of securities on loan was $7,797,376, for which the Fund received collateral, comprised of non-cash collateral valued at $119,881 and cash collateral of $7,927,019. At May 31, 2010, the value of invested collateral was $7,760,920. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risks

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2010. The Fund’s REITs holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

(continues)     19

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

10. Credit and Market Risks (continued)

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

13. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Changes to Portfolio Management Team

Wayne A. Anglace was appointed co-portfolio manager of the Fund on March 30, 2010. Mr. Anglace joined Babak Zenouzi, Damon J. Andres, D. Tysen Nutt, Jr., Anthony A. Lombardi, Robert Vogel, Jr., Nikhil G. Lalvani, Nashira S. Wynn, Kristen F. Bartholdson, Thomas H. Chow, Roger A. Early, and Kevin P. Loome in making day-to-day decisions for the Fund.

Fund management

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer — REIT Equity

Bob Zenouzi is the lead manager for the domestic and global REIT effort at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset-class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for REIT investments and convertibles. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Wayne A. Anglace, CFA
Vice President, Portfolio Manager, Research Analyst, Convertible Bond Trader

Wayne A. Anglace currently serves as a portfolio manager and trader for the firm’s convertible bond strategies. He also serves as a research analyst on the firm’s taxable fixed income team with specific responsibilities for the healthcare and deathcare sectors. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Kristen E. Bartholdson
Vice President, Portfolio Manager

Kristen E. Bartholdson is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining the firm in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

(continues)     21

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Fund management (continued)

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager

Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in investment grade credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager

Nikhil G. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Anthony A. Lombardi is a senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Prior to joining the firm in 2004 in his current role, Lombardi was a director at Merrill Lynch Investment Managers. He joined Merrill Lynch Investment Managers’ Capital Management Group in 1998 and last served as a portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. From 1990 to 1997, he worked at Dean Witter Reynolds as a sell-side equity research analyst. He began his career as an investment analyst with Crossland Savings. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position,

Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader — Large-Cap Value Focus Equity

D. Tysen Nutt Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch Investment Managers. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia.

Nashira S. Wynn
Vice President, Portfolio Manager

Nashira S. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004 as a senior equity analyst, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Investments® Dividend and Income Fund, Inc. (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

This semiannual report is for the information of Delaware Investments® Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of Directors	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry†
President
Franklin & Marshall College
Lancaster, PA
President-Elect
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at www.delawareinvestments.com; and (iii) on the SEC’s Web site at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7094

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com
Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options
Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments® Dividend and Income Fund, Inc.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 30, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 30, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 30, 2010